Short-term Investments (Tables)	9 Months Ended
Sep. 30, 2013
Investments Debt And Equity Securities [Abstract]
Fair Values of Available-for-Sale Securities by Contractual Maturity

The fair values of available-for-sale securities by contractual maturity were as follows (in thousands):

Contractual maturity	September 30, 2013
(In thousands)
(Unaudited)
Maturing in one year or less	$20,093
Maturing after one year through three years	12,829

Total available-for-sale securities	$32,922